NON-CONTROLLING INTERESTS	12 Months Ended
Dec. 31, 2020
Non-Controlling Interests
NON-CONTROLLING INTERESTS

28. NON-CONTROLLING INTERESTS

In 2018, the 10% economic interests of Shenyang K‑12 owned by Shenyang Hanwen Classic Books Publishing Co., Ltd., which was RMB 1,885, was derecognized because the Group acquired such non-controlling interests in court auction. The total consideration for buy-out such non-controlling interests was RMB 4,504 and the difference between the consideration and the carrying amount of non-controlling interest derecognized was recorded as an adjustment to additional paid-in capital. The Group held 100% economic interests in Shenyang K‑12 thereafter. In addition, the Group established Beijing Ambow-Cowain Education and Technology Co., Ltd., with a non-controlling economic interest of 49% collectively amounting to RMB 1,470 from one corporate shareholder and one individual shareholder.

In 2019, the Group obtained 51% ownership of ZhongAn Ambow and recognized related non-controlling interest of 49% collectively amounting to RMB 1,285. In December 2019, the Group closed Shanghai Tongguo Education Technology Co., Ltd. and derecognized a non-controlling interest of 40% collectively amounting to RMB 306.

In 2020, the Group closed Beijing Zhong An Handa Technology Consulting Co., Ltd. and derecognized a non-controlling interest of 49% in RMB (19).